Accounts receivable and other receivables	12 Months Ended
Mar. 30, 2024
Receivables [Abstract]
Accounts receivable and other receivables
3.	Accounts receivable and other receivabl es:
Accounts receivable, net of allowance for credit losses, at March 30, 2024 and March 25, 2023 consist of the following:

	As of
	March 30, 2024	March 25, 2023
	(In thousands)
Customer trade receivables	$4,992	$6,237
Other receivables	3,463	5,140

	$8,455	$11,377

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 27, 2021	$1,249
Provision for credit losses	303
Net write offs	(343)

Balance March 26, 2022	$1,209
Provision for credit losses	538
Net write offs	(493)

Balance March 25, 2023	$1,254

Provision for credit losses	555
Net write offs	(433)

Balance March 30, 2024	$1,376

Other receivables mainly relate to receivables from wholesale revenue, tenant allowances receivable from certain landlords, and the receivable from the joint venture (see Note 16).
Certain
sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans amounted to approximately $1.6 million and $2.0 million at March 30, 2024 and March 25, 2023, respectively, which are not included in customer trade receivables outlined above, and are included in long-term receivables on the Company’s balance sheet.
The
following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 30, 2024:

	Current	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total

Customer in-house receivables	$5,555	$486	$83	$101	$1,550	$7,775
Other receivables	872	1,369	363	226	797	3,627

	$6,427	$1,855	$446	$327	$2,347	$11,402

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 25, 2023:

	Current	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total

Customer in-house receivables	$7,400	$545	$129	$161	$957	$9,192
Other receivables	4,630	106	228	55	420	5,439

	$12,030	$651	$357	$216	$1,377	$14,631